Capital Stock (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of classes of share capital

	Number of shares issued and outstanding	Stated capital value

Balance at March 31, 2023	103,567,884	$958.4

Issuance of capital stock	535,188	5.5

Balance at March 31, 2024	104,103,072	$963.9

Issuance of capital stock	755,730	10.9

Balance at December 31, 2024	104,858,802	$974.8